Leases - Schedule of Future Minimum Lease Payments (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020
Future Rental Payments [Abstract]
2021	$ 4,981	$ 6,551
2022	6,752	6,691
2023	6,851	6,823
2024	6,958	6,958
2025	7,095	7,095
Thereafter	12,736	12,736
Total	45,373	46,854
Accretion of Lease Liability [Abstract]
2021	(205)	(275)
2022	(713)	(771)
2023	(1,164)	(1,248)
2024	(1,602)	(1,708)
2025	(2,051)	(2,150)
Thereafter	(4,660)	(4,818)
Total	(10,395)	(10,970)
Operating Lease Obligation [Abstract]
2021	4,776	6,276
2022	6,039	5,920
2023	5,687	5,575
2024	5,356	5,250
2025	5,044	4,945
Thereafter	8,076	7,918
Total	34,978	35,884
Total	$ 34,978	$ 35,884